Investor Prospectus | Ultra-Short Duration Government Portfolio
Summary Section Ultra-Short Duration Government Portfolio
INVESTMENT OBJECTIVE
The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Investor Prospectus Ultra-Short Duration Government Portfolio Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses	Investor Prospectus Ultra-Short Duration Government Portfolio Investor Shares
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.03%
Other Expenses	0.22%
Administration Fees	0.05%
Other Operating Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.40%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Prospectus | Ultra-Short Duration Government Portfolio | Investor Shares | USD ($)	41	128	224	505

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 196% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio invests exclusively in:
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts
  Repurchase agreements related to the securities described above
Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.483, 0.986, and 1.934 years, respectively.

Expected Approximate Interest Rate Sensitivity: Nine-Month Treasury Bill

Credit Quality: U.S. Government Securities

Benchmarks: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:
Global fixed income markets are constantly evolving and are highly diverse—with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple investment strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
  Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
  Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
  Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
  Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
  Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
  Interest Rate Risk—The risk that when interest rates rise, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
  Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
  Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.
  Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).
  Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.
PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.
TOTAL RETURN CALENDAR YEAR

The total return for the 9-month period ended September 30, 2015 was 0.07%. Best Quarter : Q4 ‘08 1.75% Worst Quarter Q2 ‘13 (0.21)%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Average Annual Total Returns - Investor Prospectus - Ultra-Short Duration Government Portfolio	1 Year	5 Years	10 Years	Life of Portfolio		Inception Date
TCU Shares	0.23%	0.42%	2.17%	3.04%		Jul. 10, 1991
BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	0.12%	0.22%	1.86%	3.28%	[1]	Aug. 01, 1991
BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	0.18%	0.41%	2.00%	3.58%	[1]	Aug. 01, 1991
Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)	0.40%	0.76%	2.36%	3.85%	[2]	Nov. 01, 1992
[1]	Since August 1, 1991.
[2]	Since November 1, 1992.